Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Loans receivable, allowance for loan losses	$ 5,700	$ 6,289
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,951,699	7,949,665
Common stock, shares outstanding	6,865,811	7,171,282
Treasury stock, shares	1,085,888	778,383
Unearned ESOP Shares at cost	546,413	0